SCHEDULE OF CHANGE IN FAIR VALUE OF THE WARRANT LIABILITIES (Details) - Fair Value, Inputs, Level 3 [Member] - Pono Capital Corp [Member] - USD ($)	3 Months Ended			11 Months Ended
	Dec. 31, 2022	Sep. 30, 2022	Jun. 30, 2022	Dec. 31, 2021
Public Warrants [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Fair value as of beginning balance
Initial measurement				9,864,941
Change in fair value			$ (166,676)	(5,621,902)
Transfer to Level 1		$ (31,238)		(4,052,888)
Fair value as of ending balance				190,151
Fair Value Measurement With Unobservable Inputs Reconciliation Recurring Basis Liability Issues1		7,763
Sponsor Working Capital Loan [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Initial measurement	42,400	13,600	13,000
Fair value as of ending balance	150,000
Initial measurement of draw on Sponsor Working Capital Loan	33,000	$ 7,000	$ 23,000
Fair value measurement with unobservable inputs reconciliation recurring basis liability issues2	35,400
Change in fair value of Sponsor Working Capital Loan	$ (17,400)